Short-Term and Long-Term Borrowings (Tables)	6 Months Ended
Mar. 31, 2026
Short-Term and Long-Term Borrowings [Abstract]
Schedule of Short-Term and Long-Term Borrowings

Short-term and long-term borrowings consisted of the following as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Short-term borrowings
Factored notes receivable with recourse	$3,768,166	$4,122,341
Bank borrowings	2,174,544	-
Total short-term borrowings	5,942,710	4,122,341

Long-term borrowings
Current portion	$1,960,608	$43,545
Non-current portion	13,712,776	8,025,004
Total long-term borrowings	$15,673,384	$8,068,549

Schedule of Maturity Analysis of Long-Term Borrowings

The following is a maturity analysis of long-term borrowings as of March 31, 2026:

	RMB	USD
Periods ending March 31,
2027	13,524,274	$1,960,608
2028	16,689,555	2,419,477
2029	29,090,563	4,217,246
2030	13,100,603	1,899,189
2031 and thereafter	35,710,005	5,176,864
Total	108,115,000	$15,673,384

Schedule of Bank Borrowings

The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below:

	March 31, 2026	September 30, 2025
Buildings, net	$25,237	$24,453
Machinery and equipment	4,500,707	-
Construction in progress (“CIP”)	7,875,091	9,096,839
Land use rights, net	3,728,038	3,653,199
Total	$16,129,072	$12,774,491